Income taxes (Details 3)	Nov. 30, 2021 USD ($)
Operating Loss Carryforwards	$ 61,598,314
2029
Operating Loss Carryforwards	609,497
2030
Operating Loss Carryforwards	3,717,403
2031
Operating Loss Carryforwards	6,154,180
2032
Operating Loss Carryforwards	6,410,970
2033
Operating Loss Carryforwards	4,984,768
2034
Operating Loss Carryforwards	149,927
2035
Operating Loss Carryforwards	2,634,823
2036
Operating Loss Carryforwards	3,404,504
2037
Operating Loss Carryforwards	4,328,444
2038
Operating Loss Carryforwards	11,231,494
2039
Operating Loss Carryforwards	3,111,826
2040
Operating Loss Carryforwards	9,891,661
2041
Operating Loss Carryforwards	$ 4,968,817